ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Condensed Balance Sheet) (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2011	Jan. 29, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,000,000,000	7,000,000,000
Ordinary shares, shares issued	4,160,675,592	3,701,145,330
Ordinary shares, shares outstanding	4,160,675,592	3,701,145,330
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	7,000,000,000
Ordinary shares, shares issued	4,160,675,592
Ordinary shares, shares outstanding	4,160,675,592